Annual Total Returns- Vanguard Inflation-Protected Securities Fund (Institutional) [BarChart] - Institutional - Vanguard Inflation-Protected Securities Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.39%	6.87%	(8.83%)	4.07%	(1.67%)	4.63%	2.97%	(1.40%)	8.18%	11.05%